SCHEDULE OF INVESTMENTS

Limited-Term Bond (in thousands)	SEPTEMBER 30, 2021 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
American Airlines Class AA Pass-Through Certificates, Series 2016-2, 3.200%, 6-15-28	$787	$792
SBA Tower Trust, Series 2014-2 (GTD by SBA Guarantor LLC and SBA Holdings LLC), 3.869%, 10-8-24 (A)	2,000	2,089
SBA Tower Trust, Series 2019-1C (GTD by SBA Guarantor LLC and SBA Holdings LLC), 2.836%, 1-15-25 (A)	1,621	1,679
SBA Tower Trust, Series 2020-1 (GTD by SBA Guarantor LLC and SBA Holdings LLC), 1.884%, 1-15-26 (A)	1,155	1,170

TOTAL ASSET-BACKED SECURITIES – 1.4%		$5,730
(Cost: $5,718)

CORPORATE DEBT SECURITIES
Communication Services
Cable & Satellite – 0.8%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp.:
4.500%, 2-1-24	1,215	1,315
4.908%, 7-23-25	1,485	1,670
Omnicom Group, Inc. and Omnicom Capital, Inc., 3.650%, 11-1-24	700	756
		3,741

Integrated Telecommunication Services – 2.6%
AT&T, Inc.:
4.125%, 2-17-26	1,500	1,675
1.700%, 3-25-26	1,350	1,367
2.950%, 7-15-26	1,250	1,337
Qwest Corp., 6.750%, 12-1-21	1,386	1,399
Sprint Corp., 7.875%, 9-15-23	1,721	1,925
Verizon Communications, Inc.:
1.450%, 3-20-26	800	807
3.000%, 3-22-27	3,020	3,243
		11,753

Movies & Entertainment – 1.0%
Netflix, Inc.:
5.500%, 2-15-22	1,310	1,333
5.875%, 2-15-25	1,250	1,426
TWDC Enterprises 18 Corp., 7.550%, 7-15-93	1,350	1,552
		4,311

Wireless Telecommunication Service – 0.9%
Crown Castle Towers LLC:

3.720%, 7-15-23(A)	745	767
3.663%, 5-15-25(A)	950	999
T-Mobile USA, Inc., 3.500%, 4-15-25	2,000	2,155
		3,921

Total Communication Services - 5.3%		23,726
Consumer Discretionary

Apparel Retail – 0.1%
Nordstrom, Inc., 2.300%, 4-8-24	270	270

Apparel, Accessories & Luxury Goods – 0.4%
PVH Corp., 4.625%, 7-10-25	1,500	1,653

Automobile Manufacturers – 1.0%
General Motors Co., 4.875%, 10-2-23	1,000	1,081
Nissan Motor Co. Ltd., 3.043%, 9-15-23(A)	1,250	1,301
Volkswagen Group of America, Inc., 0.875%, 11-22-23(A)	1,850	1,860
		4,242

Automotive Retail – 0.4%
7-Eleven, Inc., 0.800%, 2-10-24(A)	1,000	1,000
AutoNation, Inc., 3.500%, 11-15-24	525	563
		1,563

Casinos & Gaming – 0.2%
Genting New York LLC and Genny Capital, Inc., 3.300%, 2-15-26(A)	725	719
GLP Capital L.P. and GLP Financing II, Inc., 5.375%, 11-1-23	280	303
		1,022

Homebuilding – 0.9%
D.R. Horton, Inc.:
2.600%, 10-15-25	625	656
1.300%, 10-15-26	500	495
Lennar Corp.:
4.125%, 1-15-22	1,000	1,001
4.750%, 11-15-22(B)	2,000	2,070
		4,222

Internet & Direct Marketing Retail – 0.2%
Expedia Group, Inc.:
3.600%, 12-15-23	775	820
6.250%, 5-1-25(A)	220	254
		1,074

Total Consumer Discretionary - 3.2%		14,046
Consumer Staples

Agricultural Products – 0.3%
Cargill, Inc., 1.375%, 7-23-23(A)	1,500	1,528

Distillers & Vintners – 1.1%
Constellation Brands, Inc.:
3.200%, 2-15-23	2,250	2,328
4.250%, 5-1-23	1,188	1,256
Diageo Capital plc (GTD by Diageo plc), 3.500%, 9-18-23	1,300	1,376
		4,960

Food Distributors – 0.7%
Sysco Corp.:

5.650%, 4-1-25	1,500	1,726
3.750%, 10-1-25	1,350	1,478
		3,204

Food Retail – 0.4%
Darling Ingredients, Inc., 5.250%, 4-15-27(A)	1,648	1,716

Household Products – 0.2%
Procter & Gamble Co. (The), 1.000%, 4-23-26	750	751

Packaged Foods & Meats – 1.4%
Campbell Soup Co., 3.950%, 3-15-25	1,025	1,118
Conagra Brands, Inc.:
0.500%, 8-11-23	375	375
1.375%, 11-1-27	955	931
Kraft Heinz Foods Co., 3.000%, 6-1-26	173	182
McCormick & Co., Inc.:
3.500%, 9-1-23	475	497
0.900%, 2-15-26	1,025	1,009
Tyson Foods, Inc. (GTD by Tyson Fresh Meats, Inc.), 3.950%, 8-15-24	2,000	2,163
		6,275

Soft Drinks – 1.2%
Coca-Cola European Partners plc, 0.800%, 5-3-24(A)	1,500	1,496
Coca-Cola Refreshments USA, Inc., 8.000%, 9-15-22	2,125	2,283
Keurig Dr Pepper, Inc.:
4.057%, 5-25-23	654	691
0.750%, 3-15-24	680	681
		5,151
Total Consumer Staples - 5.3%		23,585
Energy

Oil & Gas Exploration & Production – 0.9%
Aker BP ASA, 2.875%, 1-15-26(A)	1,325	1,401
EQT Corp., 3.000%, 10-1-22	1,050	1,070
Harvest Operations Corp., 1.000%, 4-26-24(A)	1,400	1,401
		3,872

Oil & Gas Refining & Marketing – 0.2%
HollyFrontier Corp., 2.625%, 10-1-23	1,075	1,110

Oil & Gas Storage & Transportation – 2.6%
Cheniere Corpus Christi Holdings LLC, 7.000%, 6-30-24	500	566
Enbridge, Inc., 2.900%, 7-15-22	2,470	2,514
EQT Midstream Partners L.P., 4.750%, 7-15-23	506	529
Galaxy Pipeline Assets BidCo Ltd., 1.750%, 9-30-27(A)	1,500	1,518
Kinder Morgan Energy Partners L.P., 3.450%, 2-15-23	1,646	1,703
Midwest Connector Capital Co. LLC, 3.625%, 4-1-22(A)	1,550	1,568

Plains All American Pipeline L.P. and PAA Finance Corp., 3.850%, 10-15-23	1,800	1,894
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.), 4.250%, 4-1-24	1,132	1,212
		11,504
Total Energy - 3.7%		16,486
Financials

Asset Management & Custody Banks – 1.5%
Ares Capital Corp.:
3.625%, 1-19-22	404	407
3.500%, 2-10-23	575	595
4.250%, 3-1-25	704	756
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.), 4.000%, 4-1-24	1,150	1,234
Citadel Finance LLC, 3.375%, 3-9-26(A)	1,783	1,810
National Securities Clearing Corp., 1.200%, 4-23-23(A)	350	355
Owl Rock Capital Corp., 3.400%, 7-15-26	1,300	1,355
		6,512

Consumer Finance – 2.7%
Ally Financial, Inc.:
1.450%, 10-2-23	3,060	3,106
5.800%, 5-1-25	2,150	2,474
Caterpillar Financial Services Corp., 0.450%, 9-14-23	1,000	1,003
Discover Bank:
2.450%, 9-12-24	1,850	1,930
3.450%, 7-27-26	2,000	2,169
Ford Motor Credit Co. LLC, 2.700%, 8-10-26	550	552
Hyundai Capital America, 1.250%, 9-18-23(A)	800	807
		12,041

Diversified Banks – 3.7%
Bank of America Corp.:
4.125%, 1-22-24	1,000	1,081
0.523%, 6-14-24	825	825
4.200%, 8-26-24	1,325	1,450
4.000%, 1-22-25	1,000	1,087
1.734%, 7-22-27	1,250	1,256
Mitsubishi UFJ Financial Group, Inc., 0.848%, 9-15-24	1,500	1,507
Mizuho Financial Group, Inc., 0.849%, 9-8-24	1,800	1,806
National Bank of Canada, 2.100%, 2-1-23	1,400	1,431
Sumitomo Mitsui Trust Bank Ltd., 0.800%, 9-12-23(A)	1,300	1,308
Svenska Handelsbanken AB, 0.625%, 6-30-23(A)	1,500	1,508
U.S. Bancorp, 2.375%, 7-22-26	844	892
Wells Fargo & Co., 3.000%, 4-22-26	2,300	2,469
		16,620

Financial Exchanges & Data – 0.8%
Intercontinental Exchange, Inc.:
0.700%, 6-15-23	1,300	1,306
3.450%, 9-21-23	2,080	2,197
		3,503

Investment Banking & Brokerage – 3.1%
Charles Schwab Corp. (The), 0.900%, 3-11-26	2,600	2,579
Goldman Sachs Group, Inc. (The):
3.850%, 7-8-24	1,500	1,615
4.250%, 10-21-25	2,500	2,770
0.836%, 12-9-26	1,300	1,305
Morgan Stanley:
3.700%, 10-23-24	1,350	1,465
3.125%, 7-27-26	3,607	3,884
Morgan Stanley (3-Month U.S. LIBOR plus 110 bps), 4.000%, 5-31-23(C)	300	304
		13,922

Life & Health Insurance – 2.2%
Aflac, Inc., 1.125%, 3-15-26	1,210	1,210
F&G Global Funding, 1.750%, 6-30-26(A)	850	856
MassMutual Global Funding II, 0.600%, 4-12-24(A)	1,900	1,900
Metropolitan Life Global Funding I, 0.900%, 6-8-23(A)	1,250	1,263
Principal Life Global Funding II, 0.750%, 4-12-24(A)	800	801
Protective Life Global Funding:
0.631%, 10-13-23(A)	750	752
1.618%, 4-15-26(A)	1,350	1,364
Reliance Standard Life Insurance II, 2.150%, 1-21-23(A)	1,400	1,431
		9,577

Multi-Line Insurance – 0.8%
Athene Global Funding:
0.950%, 1-8-24(A)	1,750	1,759
0.914%, 8-19-24(A)	850	850
1.608%, 6-29-26(A)	1,000	1,000
		3,609

Other Diversified Financial Services – 2.6%
Citigroup, Inc.:
3.500%, 5-15-23	1,510	1,582
0.776%, 10-30-24	1,300	1,305
5.500%, 9-13-25	1,000	1,155
JPMorgan Chase & Co.:
3.875%, 9-10-24	847	921
0.653%, 9-16-24	1,000	1,003
1.045%, 11-19-26	3,900	3,842
1.578%, 4-22-27	800	802
USAA Capital Corp., 1.500%, 5-1-23(A)	1,000	1,018
		11,628

Regional Banks – 0.5%
First Horizon National Corp., 3.550%, 5-26-23	2,000	2,087

Specialized Finance – 0.4%
Corporacion Andina de Fomento, 2.375%, 5-12-23	500	514
FS KKR Capital Corp., 4.750%, 5-15-22	820	838
LSEGA Financing plc, 0.650%, 4-6-24(A)	540	539
		1,891
Total Financials - 18.3%		81,390
Health Care

Health Care Equipment – 0.3%
Becton Dickinson & Co., 3.734%, 12-15-24	369	399
Boston Scientific Corp., 3.850%, 5-15-25	875	957
		1,356

Health Care Facilities – 0.8%
HCA, Inc. (GTD by HCA Holdings, Inc.):
4.750%, 5-1-23	656	697
5.875%, 5-1-23	1,469	1,581
Universal Health Services, Inc., 1.650%, 9-1-26(A)	1,350	1,343
		3,621

Health Care Services – 0.3%
Highmark, Inc., 1.450%, 5-10-26(A)	1,375	1,366

Managed Health Care – 0.9%
Anthem, Inc., 3.350%, 12-1-24	2,000	2,145
Humana, Inc.:
0.650%, 8-3-23	250	250
1.350%, 2-3-27	250	247
UnitedHealth Group, Inc., 1.150%, 5-15-26	1,100	1,101
		3,743

Pharmaceuticals – 2.0%
AbbVie, Inc., 2.300%, 11-21-22	1,400	1,429
Bayer U.S. Finance II LLC:
3.875%, 12-15-23(A)	1,400	1,490
2.850%, 4-15-25(A)	1,260	1,306
Novartis Capital Corp. (GTD by Novartis AG), 3.000%, 11-20-25	1,250	1,351
Royalty Pharma plc (GTD by Royalty Pharma Holdings Ltd.):
0.750%, 9-2-23	1,800	1,806
1.200%, 9-2-25	1,647	1,637
		9,019
Total Health Care - 4.3%		19,105
Industrials

Aerospace & Defense – 2.1%
BAE Systems plc, 4.750%, 10-11-21(A)	1,170	1,171
Boeing Co. (The):
2.200%, 10-30-22	2,000	2,029
2.800%, 3-1-23	2,250	2,313
Harris Corp., 3.832%, 4-27-25	775	843
Leidos, Inc. (GTD by Leidos Holdings, Inc.), 2.950%, 5-15-23	1,870	1,935
Park Aerospace Holdings Ltd., 5.500%, 2-15-24(A)	700	764
		9,055

Agricultural & Farm Machinery – 0.4%
CNH Industrial Capital LLC (GTD by CNH Industrial Capital America LLC and New Holland Credit Co. LLC), 1.950%, 7-2-23	1,550	1,585

Airlines – 0.2%
Aviation Capital Group LLC, 4.375%, 1-30-24(A)	1,000	1,068

Building Products – 0.5%
Lennox International, Inc., 1.350%, 8-1-25	2,150	2,151

Diversified Support Services – 0.3%
Genpact Luxembourg S.a.r.l. and Genpact USA, Inc., 1.750%, 4-10-26	1,100	1,104

Electrical Components & Equipment – 0.2%
Vontier Corp., 1.800%, 4-1-26(A)	815	810

Environmental & Facilities Services – 0.8%
Republic Services, Inc., 0.875%, 11-15-25	1,800	1,774
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.), 0.750%, 11-15-25	1,955	1,929
		3,703

Industrial Conglomerates – 0.1%
General Electric Capital Corp., 5.012%, 1-1-24	534	556

Industrial Machinery – 0.3%
Roper Technologies, Inc., 1.000%, 9-15-25	1,400	1,393

Railroads – 0.3%
Canadian National Railway Co., 2.750%, 3-1-26	1,400	1,490

Research & Consulting Services – 0.7%
IHS Markit Ltd., 5.000%, 11-1-22(A)	1,690	1,754
Thomson Reuters Corp., 4.300%, 11-23-23	1,269	1,358
		3,112
Total Industrials - 5.9%		26,027
Information Technology

Application Software – 1.0%
Infor, Inc., 1.450%, 7-15-23(A)	877	887
Nuance Communications, Inc., 5.625%, 12-15-26	2,455	2,544
NXP B.V. and NXP Funding LLC, 3.875%, 6-18-26(A)	1,000	1,102
		4,533

Data Processing & Outsourced Services – 1.4%
Fidelity National Information Services, Inc., 0.600%, 3-1-24	1,365	1,363
Global Payments, Inc., 2.650%, 2-15-25	1,875	1,961
PayPal Holdings, Inc., 1.650%, 6-1-25	3,050	3,127
		6,451

Internet Services & Infrastructure – 0.1%
Baidu, Inc., 1.720%, 4-9-26	379	380

Semiconductors – 1.4%
Maxim Integrated Products, Inc., 3.375%, 3-15-23	225	233
Microchip Technology, Inc., 0.983%, 9-1-24(A)	1,850	1,848
TSMC Global Ltd., 1.250%, 4-23-26(A)	1,500	1,486
Xilinx, Inc., 2.950%, 6-1-24	2,575	2,715
		6,282

Systems Software – 0.5%
Fortinet, Inc., 1.000%, 3-15-26	1,095	1,079
VMware, Inc.:
0.600%, 8-15-23	275	276

4.500%, 5-15-25	700	780
		2,135

Technology Hardware, Storage & Peripherals – 0.8%
Apple, Inc., 3.000%, 2-9-24	2,650	2,795
Seagate HDD Cayman (GTD by Seagate Technology plc), 4.750%, 6-1-23	650	690
		3,485
Total Information Technology - 5.2%		23,266
Materials

Construction Materials – 0.2%
Martin Marietta Materials, Inc., 0.650%, 7-15-23	700	702

Diversified Chemicals – 0.2%
DowDuPont, Inc., 4.205%, 11-15-23	800	859

Fertilizers & Agricultural Chemicals – 0.3%
Mosaic Co. (The):
3.250%, 11-15-22	774	796
4.250%, 11-15-23	250	267
Nutrien Ltd., 1.900%, 5-13-23	500	511
		1,574

Paper Packaging – 0.4%
Avery Dennison Corp., 0.850%, 8-15-24	375	375
Graphic Packaging International LLC (GTD by Graphic Packaging International Partners LLC and Field Container Queretaro (USA) LLC), 0.821%, 4-15-24(A)	1,350	1,343
		1,718
Total Materials - 1.1%		4,853
Real Estate
Industrial REITs – 0.2%
Avolon Holdings Funding Ltd.:
3.625%, 5-1-22(A)	500	508
4.250%, 4-15-26(A)	400	430
		938

Office REITs – 0.1%
Vornado Realty L.P., 2.150%, 6-1-26	400	407

Specialized REITs – 2.6%
American Tower Corp.:
3.070%, 3-15-23(A)	3,545	3,548
0.600%, 1-15-24	1,300	1,298
1.300%, 9-15-25	795	796
Crown Castle International Corp.:
3.150%, 7-15-23	400	418
1.050%, 7-15-26	1,650	1,616
CyrusOne L.P. and CyrusOne Finance Corp. (GTD by CyrusOne, Inc.), 2.900%, 11-15-24	1,310	1,374
Equinix, Inc.:
2.625%, 11-18-24	1,112	1,165
1.000%, 9-15-25	1,325	1,307
		11,522
Total Real Estate - 2.9%		12,867

Utilities

Electric Utilities – 2.3%
American Transmission Systems, Inc., 5.250%, 1-15-22(A)	275	278

Edison International, 3.550%, 11-15-24	1,300	1,379
Evergy, Inc., 5.292%, 6-15-22(B)	1,154	1,179
FirstEnergy Corp., 2.850%, 7-15-22	1,665	1,687
MidAmerican Energy Co., 3.700%, 9-15-23	1,045	1,101
National Rural Utilities Cooperative Finance Corp., 1.000%, 6-15-26	800	792
Southern Co. (The), 0.600%, 2-26-24	1,365	1,363
Virginia Electric and Power Co., Series C, 2.750%, 3-15-23	2,515	2,588
		10,367

Multi-Utilities – 0.8%
Black Hills Corp., 1.037%, 8-23-24	1,000	1,000
Dominion Energy Gas Holdings LLC, 3.550%, 11-1-23	1,235	1,303
Pacific Gas and Electric Co. (3-Month U.S. LIBOR plus 137.50 bps), 1.500%, 11-15-21(C)	1,300	1,300
		3,603
Total Utilities - 3.1%		13,970

TOTAL CORPORATE DEBT SECURITIES – 58.3%		$259,321
(Cost: $257,890)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO - 0.2%
Wells Fargo Re-REMIC Trust, Series 2013-FRR1, Class AK16, 0.000%, 12-27-43(A)(D)	1,000	998

TOTAL MORTGAGE-BACKED SECURITIES – 0.2%		$998
(Cost: $980)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 0.6%
U.S. Department of Transportation, 6.001%, 12-7-21(A)	2,500	2,580

Mortgage-Backed Obligations - 14.0%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO, 2.500%, 5-15-44	345	359
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 185 bps), 1.933%, 8-25-25(A)(C)	1,124	1,104
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 195 bps), 2.033%, 3-25-28(A)(C)	790	769
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 205 bps), 2.133%, 6-25-28(A)(C)	549	544

Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 215 bps), 2.233%, 1-25-27(A)(C)	855	849
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 220 bps):
2.283%, 7-25-26(A)(C)	1,071	1,075
2.283%, 4-25-29(A)(C)	758	760
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 225 bps), 2.333%, 12-25-29(A)(C)	1,244	1,234
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 230 bps):
2.383%, 8-25-29(A)(C)	1,413	1,423
2.383%, 9-25-29(A)(C)	701	703
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 235 bps), 2.433%, 2-25-26(A)(C)	1,764	1,766
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 245 bps), 2.533%, 11-25-29(A)(C)	1,300	1,297
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 250 bps), 2.583%, 11-25-24(A)(C)	412	411
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 255 bps), 2.633%, 6-25-27(A)(C)	415	411
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 265 bps), 2.733%, 5-25-27(A)(C)	708	714
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 270 bps), 2.783%, 11-25-27(A)(C)	484	484
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 435 bps), 4.433%, 11-25-21(A)(C)	2,923	2,924
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 710 bps), 7.183%, 9-25-22(A)(C)	730	722
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 2-year U.S. Treasury index):
3.612%, 8-25-46(A)(C)	1,250	1,301
3.695%, 11-25-47(A)(C)	71	70
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 3-year U.S. Treasury index):
3.509%, 7-25-22(A)(C)	1,720	1,753
3.745%, 7-25-46(A)(C)	2,000	2,077
4.069%, 12-25-46(A)(C)	1,270	1,346
3.678%, 11-25-47(A)(C)	5,000	5,113
3.658%, 2-25-48(A)(C)	2,000	2,015

Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index):
3.691%, 11-25-23(A)(C)	10,870	11,309
4.003%, 5-25-45(A)(C)	600	611
3.667%, 6-25-45(A)(C)	1,000	1,040
3.612%, 8-25-46(A)(C)	1,009	1,059
3.678%, 11-25-47(A)(C)	2,724	2,793
3.658%, 2-25-48(A)(C)	1,000	1,007
3.710%, 6-25-48(A)(C)	1,170	1,258
3.632%, 12-25-49(A)(C)	600	623
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 7-year U.S. Treasury index):
3.844%, 6-25-22(A)(C)	2,000	2,030
4.195%, 5-25-25(A)(C)	225	244
3.800%, 11-25-49(A)(C)	1,900	2,030
3.760%, 11-25-50(A)(C)	5,650	6,030
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates, 4.500%, 8-1-30	302	329
Government National Mortgage Association Agency REMIC/CMO, 2.000%, 3-16-42	433	445
		62,032

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 14.6%		$64,612
(Cost: $63,124)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations - 21.7%
U.S. Treasury Notes:
2.125%, 12-31-21	3,000	3,015
1.500%, 1-31-22	14,750	14,821
1.875%, 2-28-22	19,000	19,143
1.750%, 4-30-22	13,000	13,128
1.750%, 5-31-22	2,250	2,275
2.000%, 7-31-22	10,000	10,160
1.375%, 10-15-22	1,000	1,013
2.375%, 1-31-23	2,250	2,317
2.500%, 3-31-23	1,000	1,035
0.250%, 6-15-23	10,000	10,004
0.125%, 8-15-23	6,300	6,285
0.125%, 12-15-23	3,000	2,987
0.125%, 1-15-24	3,000	2,985
0.375%, 9-15-24	3,000	2,987
0.375%, 11-30-25	4,000	3,925
		96,080

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 21.7%		$96,080
(Cost: $95,397)

SHORT-TERM SECURITIES
Commercial Paper(E) - 2.9%
Duke Energy Corp., 0.080%, 10-1-21	1,000	1,000
General Motors Financial Co., Inc.:
0.240%, 10-1-21	10,000	10,000
0.310%, 10-28-21	2,000	1,999
		12,999

Master Note - 0.9%
Toyota Motor Credit Corp. (1-Week U.S. LIBOR plus 25 bps), 0.200%, 10-7-21(F)	4,100	4,100

	Shares
Money Market Funds (G) - 0.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	688	688

TOTAL SHORT-TERM SECURITIES – 4.0%		$17,787
(Cost: $17,788)

TOTAL INVESTMENT SECURITIES – 100.2%		$444,528
(Cost: $440,897)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(1,029)

NET ASSETS – 100.0%		$443,499

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021 the total value of these securities amounted to $128,766 or 28.7% of net assets.

(B)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at September 30, 2021.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2021. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Zero coupon bond.

(E)	Rate shown is the yield to maturity at September 30, 2021.

(F)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2021. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(G)	Rate shown is the annualized 7-day yield at September 30, 2021.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$5,730	$—
Corporate Debt Securities	—	259,321	—
Mortgage-Backed Securities	—	998	—
United States Government Agency Obligations	—	64,612	—
United States Government Obligations	—	96,080	—
Short-Term Securities	688	17,099	—

Total	$688	$443,840	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$440,897

Gross unrealized appreciation	4,569

Gross unrealized depreciation	(938)

Net unrealized appreciation	$3,631